Note 18 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit)	$ (0)	$ 197	$ (0)	$ 311	$ (6)	$ (0)